Related Party Transactions (Details 4) (EchoStar)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jan. 02, 2010	Feb. 23, 2010
Product Support Agreement | Minimum
Related Party Transactions
Required notice period for termination by the reporting entity	60 days	60 days
Inverness Lease Agreement
Related Party Transactions
Required notice period for termination of agreement	6 months	6 months
Santa Fe Lease Agreement
Related Party Transactions
Notice period to exercise option to extend agreement	1 year	1 year
DISH Online.com Services Agreement
Related Party Transactions
Term of renewal option exercised	1 year	1 year
Agreement term			2 years
DISH Online.com Services Agreement | Minimum
Related Party Transactions
Required notice period for termination by the reporting entity	120 days	120 days
DISH Remote Access Services Agreement
Related Party Transactions
Required notice period for termination by the reporting entity		120 days
Agreement term				5 years
Automatic renewal period	1 year	1 year
DISH Remote Access Services Agreement | Minimum
Related Party Transactions
Required notice period for termination by the reporting entity	120 days
Sling Service Services Agreement
Related Party Transactions
Required notice period for termination by the reporting entity		120 days
Agreement term				5 years
Automatic renewal period	1 year	1 year
Sling Service Services Agreement | Minimum
Related Party Transactions
Required notice period for termination by the reporting entity	120 days
Application Development Agreement
Related Party Transactions
Minimum notice period for termination of agreement	90 days	90 days
Automatic renewal period	1 year	1 year
XiP Encryption Agreement
Related Party Transactions
Required notice period for termination of agreement		180 days
Notice period to exercise option to extend agreement	1 year	1 year
Minimum notice period for termination of agreement	30 days	30 days
Notice period required to extend the agreement term	180 days	180 days
XiP Encryption Agreement | Minimum
Related Party Transactions
Required notice period for termination of agreement	180 days